UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/08

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
02/09/2009


Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 47

Form 13F Information Table Value Total (x$1000):   $46,716

List of Other Included Managers:    		      None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
--------------------------------------------------------------------------------------------------------------------
aurora oil & gas corp		COM	052036100    253   3673000    SH	Sole		3673000
barrick gold corp		COM	067901108   1370     37265    SH	Sole		  37265
bj svcs co			COM	055482103   1223    104840    SH	Sole		 104840
brigham exploration co		COM	109178103    558    174440    SH	Sole		 174440
c&d technologies inc		COM	124661109    916    292805    SH	Sole		 292805
carbo ceramics inc		COM	140781105   1667     46910    SH	Sole		  46910
carrizo oil & co inc		COM	144577103    848     52650    SH	Sole		  52650
ce franklin ltd			COM	125151100   1664    660291    SH	Sole		 660291
cogent inc			COM	19239Y108    981     72260    SH	Sole		  72260
complete production services	COM	20453E109    414     50820    SH	Sole		  50820
comstock res inc		COM	205768203   1327     28090    SH	Sole		  28090
diedrich coffee inc-warrants	COM	253675110      0    208331    SH	Sole		 208331
electroglas inc			COM	285324109    221   1542124    SH	Sole		1542124
energy fuels inc		COM	292671104    264   1444900    SH	Sole		1444900
energy xxi (bermuda) ltd	COM	G10082108    619    783981    SH	Sole		 783981
energy xxi acq cp
  b regs bermuda		COM	G10082124    131    150000    SH	Sole		 150000
ensco international inc		COM	26874Q100    363     12790    SH	Sole		  12790
evergreen energy inc		COM	30024B104    430   1535567    SH	Sole		1535567
evergreen energy inc-warrants	COM	30024B104      0   5556290    SH	Sole		5556290
exco resources inc		COM	269279402   2521    278280    SH	Sole		 278280
goldcorp inc			COM	380956409   1377     43670    SH	Sole		  43670
goodrich pete corp		COM	382410405   1396     46610    SH	Sole		  46610
gse sys inc			COM	36227K106   2248    380900    SH	Sole		 380900
gse systems inc-warrants	COM	36227K106      0     81667    SH	Sole		  81667
hercules offshore inc		COM	427093109   2300    484245    SH	Sole		 484245
icu med inc			COM	44930G107   1391     41980    SH	Sole		  41980
kinross gold corp		COM	496902404   1487     80735    SH	Sole		  80735
kodiak oil & gas corp		COM	50015Q100    336   1083357    SH	Sole		1083357
limelight networks inc		COM	53261M104    260    106160    SH	Sole		 106160
newmont mining corp		COM	651639106   1309     32160    SH	Sole		  32160
paladin res nl			COM	Q7264T104   3078   1681980    SH	Sole		1681980
patterson uti energy inc	COM	703481101   1924    167150    SH	Sole		 167150
petrohawk energy corp		COM	716495106   2382    152400    SH	Sole		 152400
plains expl& prodtn co		COM	726505100   1693     72840    SH	Sole		  72840
precision drilling corp		COM	740215108    577     68790    SH	Sole		  68790
superior well svcs inc		COM	86837X105   1015    101480    SH	Sole		 101480
supportsoft inc			COM	868587106   1854    831394    SH	Sole		 831394
tesco corp			COM	88157K101    912    127730    SH	Sole		 127730
treasur island rty tr unit	COM	894626209    637   1274742    SH	Sole		1274742
uex corp			COM	902666106    358    666960    SH	Sole		 666960
union drilling inc		COM	90653P105   1117    215300    SH	Sole		 215300
ur energy inc			COM	91688R108    504    868710    SH	Sole		 868710
uranium energy corp com		COM	916896103    294    948934    SH	Sole		 948934
uranium partner corp		COM	917017105    621    106720    SH	Sole		 106720
vasco data sec intl inc		COM	92230Y104    607     58795    SH	Sole		  58795
weatherford international ltd	COM	G95089101    554     51170    SH	Sole		  51170
westport innovations inc	COM	960908309    715    140198    SH	Sole		 140198

REPORT SUMMARY 			47   DATA RECORDS  46716   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
